Stockholders' Equity and Share-Based Compensation - Summary of Option Activity for Stock Options (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares, Outstanding, Beginning Balance	607,500
Shares, Granted	0	0	0
Shares, Exercised	(2,500)
Shares, Expired	(5,000)
Shares, Forfeited	0
Shares, Outstanding, Ending Balance	600,000	607,500
Shares, Exercisable	600,000
Shares, Expected to vest	0
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 8.88
Weighted Average Exercise Price, Granted	$ 0
Weighted Average Exercise Price, Exercised	$ 7.34
Weighted Average Exercise Price, Expired	$ 37.46
Weighted Average Exercise Price, Forfeited	$ 0
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 8.65	$ 8.88
Weighted Average Exercise Price, Exercisable	$ 8.65
Weighted Average Exercise Price, Expected to vest	$ 0
Weighted Average Remaining Contractual Life (Yrs.), Outstanding	5 years 29 days	6 years 15 days
Weighted Average Remaining Contractual Life (Yrs.), Exercisable	5 years 29 days
Weighted Average Remaining Contractual Life (Yrs.), Expected to vest	0 years
Aggregate Intrinsic Value, Exercised	$ 70	$ 232	$ 245
Aggregate Intrinsic Value, Outstanding	10,574
Aggregate Intrinsic Value, Exercisable	10,574
Aggregate Intrinsic Value, Expected to vest	$ 0